UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21493

Name of Fund: BlackRock Strategic Equity Dividend Trust (BDT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

            Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Strategic Equity Dividend Trust (BDT) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Building Products – 1.7%
AO Smith Corp. (a)	52,550	$2,232,324
Fortune Brands Home and Security, Inc. (a)(b)	26,700	495,819
Masco Corp. (a)	207,000	2,498,490

		5,226,633

Capital Markets – 1.9%
Eaton Vance Corp. (a)	161,000	4,136,090
Federated Investors, Inc., Class B (a)	104,346	1,782,230

		5,918,320

Chemicals – 1.8%
RPM International, Inc.	146,500	3,666,895
Stepan Co.	22,850	1,963,729

		5,630,624

Commercial Banks – 7.9%
BancFirst Corp.	27,900	1,120,464
BancorpSouth, Inc.	116,900	1,312,787
Bank of Hawaii Corp. (a)	99,600	4,553,712
Bank of the Ozarks, Inc.	83,300	2,331,567
Chemical Financial Corp.	52,445	1,186,830
Community Bank System, Inc.	66,600	1,822,176
Community Trust Bancorp, Inc.	39,300	1,210,833
Cullen/Frost Bankers, Inc.	92,000	5,121,640
IberiaBank Corp. (a)	23,200	1,212,896
S&T Bancorp, Inc. (a)	31,000	673,010
Trustmark Corp.	57,500	1,355,275
Valley National Bancorp (a)	129,015	1,537,859
WesBanco, Inc.	57,800	1,153,688

		24,592,737

Commercial Services & Supplies – 3.8%
ABM Industries, Inc.	129,800	2,816,660
Avery Dennison Corp.	61,441	1,668,123
McGrath Rentcorp	49,761	1,584,390
Mine Safety Appliances Co. (a)	56,500	1,928,910
Pitney Bowes, Inc. (a)	204,300	3,875,571

		11,873,654

Computers & Peripherals – 0.9%
Diebold, Inc. (a)	84,900	2,690,481

Construction Materials – 2.2%
Martin Marietta Materials, Inc. (a)	42,000	3,465,420
Vulcan Materials Co. (a)	78,200	3,429,852

		6,895,272

Containers & Packaging – 2.4%
Bemis Co., Inc. (a)	93,500	2,924,680
Myers Industries, Inc.	108,348	1,442,112
Sonoco Products Co.	99,500	3,114,350

		7,481,142

Distributors – 1.8%
Fastenal Co. (a)	76,900	3,589,692
Genuine Parts Co. (a)	32,300	2,060,094

		5,649,786

Diversified Consumer Services – 1.6%
H&R Block, Inc. (a)	313,421	5,127,568

Diversified Telecommunication Services – 0.9%
CenturyLink, Inc. (a)	77,700	2,877,231

Electric Utilities – 2.8%
MGE Energy, Inc.	40,071	1,797,585
Northeast Utilities (a)	162,000	5,629,500

Common Stocks	Shares	Value

Electric Utilities (concluded)
Otter Tail Corp.	55,761	$1,231,760

		8,658,845

Electrical Equipment – 3.1%
Brady Corp., Class A	109,300	3,538,041
Roper Industries, Inc. (a)	67,400	6,294,486

		9,832,527

Energy Equipment & Services – 1.3%
Helmerich & Payne, Inc. (a)	63,200	3,900,072

Food & Staples Retailing – 1.3%
Casey’s General Stores, Inc.	36,700	1,869,498
SUPERVALU, Inc.	323,100	2,232,621

		4,102,119

Food Products – 6.2%
Beam, Inc. (a)(b)	28,400	1,485,604
Hormel Foods Corp.	275,200	7,920,256
The J.M. Smucker Co. (a)	37,105	2,923,132
Lancaster Colony Corp.	45,800	3,182,642
McCormick & Co., Inc.	73,700	3,724,798

		19,236,432

Gas Utilities – 10.4%
Atmos Energy Corp.	92,000	2,981,720
Energen Corp. (a)	61,500	2,962,455
National Fuel Gas Co. (a)	64,700	3,253,116
New Jersey Resources Corp.	121,200	5,783,664
Northwest Natural Gas Co.	79,700	3,789,735
Piedmont Natural Gas Co., Inc.	98,300	3,236,036
South Jersey Industries, Inc.	78,000	4,280,640
UGI Corp.	103,900	2,795,949
WGL Holdings, Inc.	78,300	3,339,495

		32,422,810

Health Care Equipment & Supplies – 1.3%
Meridian Bioscience, Inc. (a)	62,000	1,081,280
Teleflex, Inc.	50,500	3,090,095

		4,171,375

Household Durables – 3.3%
Leggett & Platt, Inc.	141,133	3,028,714
Stanley Black & Decker, Inc. (a)	105,500	7,403,990

		10,432,704

Industrial Conglomerates – 0.8%
Raven Industries, Inc.	39,828	2,584,439

Insurance – 6.8%
Arthur J. Gallagher & Co.	104,000	3,467,360
Cincinnati Financial Corp.	182,442	5,962,205
Erie Indemnity Co., Class A	64,100	4,914,547
Harleysville Group, Inc.	37,700	2,130,804
Mercury General Corp.	56,000	2,447,200
Old Republic International Corp.	226,400	2,236,832

		21,158,948

Leisure Equipment & Products – 2.5%
Polaris Industries, Inc. (a)	121,000	7,792,400

Machinery – 5.3%
Badger Meter, Inc.	47,000	1,510,580
Dover Corp.	44,500	2,821,745
Graco, Inc.	39,600	1,820,808
NACCO Industries, Inc., Class A	25,400	2,595,880
Pentair, Inc. (a)	145,300	5,349,946

JANUARY 31, 2012	1

Schedule of Investments (continued)	BlackRock Strategic Equity Dividend Trust (BDT) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Machinery (concluded)
Tennant Co.	61,302	$2,358,901

		16,457,860

Media – 0.4%
Meredith Corp.	41,900	1,319,431

Multiline Retail – 0.9%
Family Dollar Stores, Inc. (a)	51,200	2,856,960

Multi-Utilities – 6.1%
Black Hills Corp.	57,100	1,927,696
Integrys Energy Group, Inc.	76,800	3,986,688
MDU Resources Group, Inc.	185,600	3,968,128
NSTAR (a)	137,000	6,155,410
Vectren Corp.	106,400	3,041,976

		19,079,898

Real Estate Investment Trusts (REITs) – 9.2%
Federal Realty Investment Trust	36,600	3,457,236
Getty Realty Corp. (a)	90,800	1,521,808
Home Properties, Inc. (a)	86,300	5,141,754
Liberty Property Trust	60,800	2,024,032
National Retail Properties, Inc.	87,600	2,366,076
Realty Income Corp.	69,418	2,526,815
Sovran Self Storage, Inc.	37,680	1,752,874
Tanger Factory Outlet Centers (a)	66,000	1,947,000
UDR, Inc.	114,700	2,984,494
Universal Health Realty Income Trust	33,525	1,340,665
Washington REIT	50,700	1,510,860
Weingarten Realty Investors	94,600	2,295,942

		28,869,556

Semiconductors & Semiconductor Equipment – 1.6%
Linear Technology Corp. (a)	147,100	4,901,372

Tobacco – 2.1%
Universal Corp. (a)	69,700	3,128,136
Vector Group Ltd.	199,710	3,476,951

		6,605,087

Water Utilities – 3.2%
American States Water Co. (a)	31,925	1,154,727
Aqua America, Inc. (a)	238,000	5,250,280
California Water Service Group	64,918	1,197,737
Middlesex Water Co.	66,100	1,248,629
SJW Corp.	43,900	1,039,991

		9,891,364

Total Long-Term Investments (Cost – $284,174,860) – 95.5%		298,237,647

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	13,540,358	13,540,358

Total Short-Term Securities (Cost – $13,540,358) – 4.3%		13,540,358

Total Investments Before Outstanding Options Written (Cost – $297,715,218*) – 99.8%		311,778,005

Options Written	Contracts	Value

Exchange-Traded Call Options – (0.3)%
American States Water Co., Strike Price USD 35, Expires 2/20/12	64	$(8,320)
AO Smith Corp., Strike Price USD 40, Expires 2/20/12	105	(29,400)
Aqua America, Inc., Strike Price USD 21.75, Expires 2/20/12	170	(9,222)
Bank of Hawaii Corp., Strike Price USD 45, Expires 2/20/12	200	(28,500)
Beam, Inc.:
Strike Price USD 50, Expires 2/20/12	45	(10,462)
Strike Price USD 52.50, Expires 2/20/12	12	(960)
Bemis Co., Inc., Strike Price USD 30, Expires 2/20/12	162	(21,870)
CenturyLink, Inc.:
Strike Price USD 36, Expires 2/20/12	78	(12,480)
Strike Price USD 37, Expires 2/20/12	75	(6,750)
Diebold, Inc., Strike Price USD 30.75, Expires 3/13/12	170	(27,834)
Eaton Vance Corp.:
Strike Price USD 25, Expires 2/20/12	153	(16,448)
Strike Price USD 25, Expires 3/19/12	169	(24,928)
Energen Corp.:
Strike Price USD 50, Expires 2/20/12	40	(4,600)
Strike Price USD 55, Expires 3/19/12	83	(9,960)
Family Dollar Stores, Inc., Strike Price USD 57, Expires 2/29/12	105	(6,391)
Fastenal Co., Strike Price USD 46.50, Expires 3/26/12	154	(31,169)
Federated Investors, Inc., Class B, Strike Price USD 15, Expires 2/20/12	198	(41,580)
Fortune Brands Home and Security, Inc., Strike Price USD 17.50, Expires 3/19/12	53	(8,348)
Genuine Parts Co., Strike Price USD 64, Expires 2/29/12	65	(6,037)
Getty Realty Corp., Strike Price USD 15, Expires 2/20/12	180	(33,750)
H&R Block, Inc., Strike Price USD 17, Expires 3/19/12	625	(25,000)
Helmerich & Payne, Inc., Strike Price USD 62.50, Expires 2/20/12	125	(21,250)
Home Properties, Inc., Strike Price USD 55, Expires 2/20/12	58	(29,580)
IberiaBank Corp., Strike Price USD 55, Expires 3/19/12	46	(7,245)
The J.M. Smucker Co., Strike Price USD 81, Expires 2/29/12	74	(5,767)
Linear Technology Corp.:
Strike Price USD 33, Expires 2/20/12	71	(6,035)
Strike Price USD 34, Expires 3/19/12	223	(15,610)
Martin Marietta Materials, Inc., Strike Price USD 80, Expires 3/19/12	85	(38,675)
Masco Corp., Strike Price USD 11.50, Expires 2/20/12	226	(18,737)
Meridian Bioscience, Inc., Strike Price USD 20, Expires 3/19/12	124	(2,480)
Mine Safety Appliances Co., Strike Price USD 35, Expires 2/20/12	113	(14,125)
National Fuel Gas Co., Strike Price USD 51, Expires 2/29/12	130	(15,885)

2	JANUARY 31, 2012

Schedule of Investments (continued)	BlackRock Strategic Equity Dividend Trust (BDT) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)
Northeast Utilities, Strike Price USD 35, Expires 3/19/12	325	$(17,062)
NSTAR, Strike Price USD 45, Expires 2/29/12	135	(14,540)
Pentair, Inc., Strike Price USD 38, Expires 2/29/12	290	(16,711)
Pitney Bowes, Inc., Strike Price USD 19, Expires 3/19/12	410	(24,600)
Polaris Industries, Inc., Strike Price USD 62.50, Expires 3/19/12	240	(94,800)
Roper Industries, Inc., Strike Price USD 95, Expires 3/19/12	134	(34,170)
S&T Bancorp, Inc., Strike Price USD 20, Expires 2/20/12	62	(11,005)
Stanley Black & Decker, Inc., Strike Price USD 72.50, Expires 3/19/12	210	(30,975)
Tanger Factory Outlet Centers, Strike Price USD 30, Expires 2/20/12	132	(3,630)
Universal Corp., Strike Price USD 45, Expires 2/20/12	140	(15,750)
Valley National Bancorp, Strike Price USD 13, Expires 3/19/12	258	(1,935)
Vulcan Materials Co., Strike Price USD 43, Expires 3/19/12	156	(33,930)

Total Exchange-Traded Call Options		(838,506)

Over-the-Counter Call Options – (0.3)%
ABM Industries, Inc., Strike Price USD 21.75, Expires 3/09/12, Broker Goldman Sachs & Co.	26,000	(27,799)
Aqua America, Inc.:
Strike Price USD 21.33, Expires 3/02/12, Broker Morgan Stanley & Co., Inc.	15,500	(14,149)
Strike Price USD 21.41, Expires 3/09/12, Broker Deutsche Bank Securities Corp.	15,000	(13,500)
Arthur J. Gallagher & Co., Strike Price USD 32.72, Expires 2/24/12, Broker Deutsche Bank Securities Corp.	21,000	(19,971)
Atmos Energy Corp., Strike Price USD 32.62, Expires 2/29/12, Broker Deutsche Bank Securities Corp.	18,400	(13,892)
BancFirst Corp., Strike Price USD 40.53, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	5,500	(9,842)
BancorpSouth, Inc., Strike Price USD 12.09, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	23,500	(2,456)
Bank of the Ozarks, Inc., Strike Price USD 31.31, Expires 3/02/12, Broker Citigroup Global Markets, Inc.	16,500	(2,243)
Black Hills Corp., Strike Price USD 33.27, Expires 2/29/12, Broker Credit Suisse First Boston	11,500	(15,025)
Brady Corp., Class A, Strike Price USD 31.75, Expires 2/17/12, Broker UBS Securities LLC	21,800	(31,899)
California Water Service Group:
Strike Price USD 17.92, Expires 3/06/12, Broker Credit Suisse First Boston	6,500	(5,198)
Strike Price USD 17.98, Expires 3/13/12, Broker Morgan Stanley & Co., Inc.	6,500	(5,236)
Casey’s General Stores, Inc., Strike Price USD 53.74, Expires 3/23/12, Broker UBS Securities LLC	7,300	(10,016)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
Chemical Financial Corp., Strike Price USD 22.02, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	10,500	$(15,681)
Cincinnati Financial Corp., Strike Price USD 30.91, Expires 2/17/12, Broker Morgan Stanley & Co., Inc.	36,500	(68,761)
Community Bank System, Inc., Strike Price USD 27.23, Expires 3/09/12, Broker Deutsche Bank Securities Corp.	12,500	(15,494)
Community Trust Bancorp, Inc., Strike Price USD 30.78, Expires 2/17/12, Broker Deutsche Bank Securities Corp.	8,000	(6,209)
Cullen/Frost Bankers, Inc., Strike Price USD 56.76, Expires 2/29/12, Broker Deutsche Bank Securities Corp.	18,400	(10,939)
Erie Indemnity Co., Class A, Strike Price USD 78.29, Expires 2/08/12, Broker Deutsche Bank Securities Corp.	12,800	(5,453)
Federal Realty Investment Trust, Strike Price USD 91.62, Expires 2/29/12, Broker Goldman Sachs & Co.	7,500	(29,349)
Graco, Inc., Strike Price USD 44.34, Expires 2/29/12, Broker Deutsche Bank Securities Corp.	8,000	(18,016)
Home Properties, Inc., Strike Price USD 57.24, Expires 2/29/12, Broker Deutsche Bank Securities Corp.	11,500	(36,960)
Hormel Foods Corp., Strike Price USD 29, Expires 2/02/12, Broker Morgan Stanley & Co., Inc.	55,000	(2,447)
Lancaster Colony Corp., Strike Price USD 70.30, Expires 2/29/12, Broker Deutsche Bank Securities Corp.	9,200	(21,060)
Leggett & Platt, Inc., Strike Price USD 23.28, Expires 3/23/12, Broker UBS Securities LLC	28,200	(7,139)
Liberty Property Trust, Strike Price USD 33.45, Expires 4/10/12, Broker Goldman Sachs & Co.	12,100	(12,684)
McCormick & Co., Inc., Strike Price USD 51.62, Expires 3/23/12, Broker Morgan Stanley & Co., Inc.	14,700	(13,169)
McGrath Rentcorp, Strike Price USD 30.00, Expires 3/09/12, Broker Deutsche Bank Securities Corp.	10,000	(26,462)
MDU Resources Group, Inc., Strike Price USD 21.38, Expires 3/01/12, Broker Deutsche Bank Securities Corp.	37,000	(23,975)
Mercury General Corp., Strike Price USD 44.25, Expires 3/26/12, Broker Goldman Sachs & Co.	11,200	(16,981)
Meredith Corp., Strike Price USD 32.50, Expires 3/09/12, Broker Goldman Sachs & Co.	8,400	(8,669)
MGE Energy, Inc., Strike Price USD 45.01, Expires 2/27/12, Broker Goldman Sachs & Co.	8,000	(9,622)
Middlesex Water Co., Strike Price USD 19.01, Expires 3/26/12, Broker Citigroup Global Markets, Inc.	13,300	(8,820)
Myers Industries, Inc., Strike Price USD 13.13, Expires 3/26/12, Broker Deutsche Bank Securities Corp.	21,700	(10,158)
NACCO Industries, Inc., Class A, Strike Price USD 92.37, Expires 3/09/12, Broker Citigroup Global Markets, Inc.	5,000	(59,500)
National Retail Properties, Inc., Strike Price USD 26.85, Expires 3/23/12, Broker UBS Securities LLC	17,500	(11,486)

JANUARY 31, 2012	3

Schedule of Investments (continued)	BlackRock Strategic Equity Dividend Trust (BDT) (Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options (continued)
New Jersey Resources Corp.:
Strike Price USD 48.91, Expires 3/01/12, Broker UBS Securities LLC	10,000	$(2,537)
Strike Price USD 49.40, Expires 3/01/12, Broker Deutsche Bank Securities Corp.	14,300	(10,947)
Northwest Natural Gas Co., Strike Price USD 47.67, Expires 2/22/12, Broker Goldman Sachs & Co.	16,000	(12,279)
NSTAR, Strike Price USD 44.34, Expires 2/29/12, Broker Deutsche Bank Securities Corp.	14,000	(19,743)
Old Republic International Corp., Strike Price USD 9.10, Expires 3/02/12, Broker Goldman Sachs & Co.	45,000	(35,100)
Otter Tail Corp., Strike Price USD 21.32, Expires 2/09/12, Broker Morgan Stanley & Co., Inc.	11,000	(8,485)
Raven Industries, Inc., Strike Price USD 65.15, Expires 2/29/12, Broker Deutsche Bank Securities Corp.	8,000	(30,297)
Realty Income Corp., Strike Price USD 35.97, Expires 2/29/12, Broker Goldman Sachs & Co.	14,000	(11,839)
RPM International, Inc., Strike Price USD 23.76, Expires 2/23/12, Broker Banc of America Securities	29,500	(40,876)
SJW Corp., Strike Price USD 23.95, Expires 2/17/12, Broker Morgan Stanley & Co., Inc.	8,800	(5,101)
Sonoco Products Co., Strike Price USD 31.94, Expires 2/29/12, Broker Banc of America Securities	20,000	(8,083)
South Jersey Industries, Inc., Strike Price USD 54.79, Expires 2/29/12, Broker Goldman Sachs & Co.	15,500	(16,115)
Sovran Self Storage, Inc., Strike Price USD 40.58, Expires 2/09/12, Broker Morgan Stanley & Co., Inc.	6,500	(38,610)
Stepan Co., Strike Price USD 87.66, Expires 2/29/12, Broker Citigroup Global Markets, Inc.	4,500	(16,786)
SUPERVALU, Inc., Strike Price USD 7, Expires 2/29/12, Broker Goldman Sachs & Co.	64,500	(13,873)
Teleflex, Inc., Strike Price USD 61.41, Expires 2/29/12, Broker Deutsche Bank Securities Corp.	10,100	(18,881)

Options Written	Contracts	Value

Over-the-Counter Call Options (concluded)
Tennant Co., Strike Price USD 38.37, Expires 2/29/12, Broker Goldman Sachs & Co.	12,000	$(25,340)
Trustmark Corp., Strike Price USD 25.76, Expires 3/23/12, Broker Citigroup Global Markets, Inc.	11,500	(8,150)
UGI Corp., Strike Price USD 27.13, Expires 3/09/12, Broker Deutsche Bank Securities Corp.	21,000	(16,716)
Universal Health Realty Income Trust, Strike Price USD 39.20, Expires 2/27/12, Broker Deutsche Bank Securities Corp.	6,700	(12,244)
Vector Group Ltd., Strike Price USD 17.59, Expires 2/29/12, Broker Goldman Sachs & Co.	40,000	(6,085)
Vectren Corp., Strike Price USD 29.63, Expires 2/28/12, Broker Deutsche Bank Securities Corp.	21,300	(4,372)
Weingarten Realty Investors, Strike Price USD 20.68, Expires 2/09/12, Broker Goldman Sachs & Co.	19,000	(68,210)
WesBanco, Inc., Strike Price USD 21.01, Expires 2/16/12, Broker Morgan Stanley & Co., Inc.	11,600	(4,226)
WGL Holdings, Inc., Strike Price USD 43.81, Expires 2/29/12, Broker Morgan Stanley & Co., Inc.	15,700	(2,988)

Total Over-the-Counter Call Options		(1,048,143)

Total Options Written (Premiums Received – $1,593,308) – (0.6)%		(1,886,649)

Total Investments Net of Outstanding Options Written – 99.2%		309,891,356
Other Assets Less Liabilities – 0.8%		2,618,076

Net Assets – 100.0%	$312,509,432

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$310,955,330

Gross unrealized appreciation	$27,750,870
Gross unrealized depreciation	(26,928,195)

Net unrealized appreciation	$822,675

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.
(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2011	Net Activity	Shares Held at January 31, 2012	Realized Gain	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	12,976,225	564,133	13,540,358	$272	$4,739

4	JANUARY 31, 2012

Schedule of Investments (concluded)	BlackRock Strategic Equity Dividend Trust (BDT)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 - unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and does not necessarily correspond to the Trust’s perceived risk of investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2012 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$298,237,647	–	–	$298,237,647
Short-Term Securities	13,540,358	–	–	13,540,358

Total	$311,778,005	–	–	$311,778,005

[1]	See above Schedule of Investments for values in each industry.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Equity contracts	$(686,213)	$(1,200,436)	–	$(1,886,649)

[2]	Derivative financial instruments are options which are shown at value.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Trust’s Schedule of Investments, the names and descriptions of many securities have been abbreviated according to the following list:	REIT	Real Estate Investment Trust	USD	US Dollar

JANUARY 31, 2012	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

            Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Equity Dividend Trust

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Strategic Equity Dividend Trust

Date:	March 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Strategic Equity Dividend Trust

Date:	March 23, 2012